Net loss per ordinary share (Tables)	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Six Months Ended December 31,
	2022	2021
Stock options to purchase common stock	4,977,699	4,372,901
Conversion of convertible note	2,071,264	—
	7,048,963	4,372,901